Quarterly Holdings Report

for

Fidelity® MSCI Utilities Index ETF

April 30, 2019

T11-QTLY-0619

1.9584800.105

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%

	Shares	Value
ELECTRIC UTILITIES – 56.0%
Electric Utilities – 56.0%
ALLETE, Inc.	36,161	$2,945,313
Alliant Energy Corp.	165,814	7,831,395
American Electric Power Co., Inc.	346,558	29,648,037
Duke Energy Corp.	501,013	45,652,305
Edison International	228,982	14,602,182
El Paso Electric Co.	28,557	1,745,118
Entergy Corp.	127,306	12,335,951
Evergy, Inc.	185,155	10,705,662
Eversource Energy	222,706	15,959,112
Exelon Corp.	679,617	34,626,486
FirstEnergy Corp.	359,444	15,107,431
Hawaiian Electric Industries, Inc.	76,562	3,175,792
IDACORP, Inc.	35,414	3,506,694
MGE Energy, Inc.	24,327	1,649,127
NextEra Energy, Inc.	335,900	65,312,396
OGE Energy Corp.	140,372	5,943,351
Otter Tail Corp.	25,048	1,284,962
Pinnacle West Capital Corp.	78,769	7,504,323
PNM Resources, Inc.	56,033	2,602,173
Portland General Electric Co.	62,744	3,282,139
PPL Corp.	506,157	15,797,160
The Southern Co.	723,105	38,483,648
Xcel Energy, Inc.	361,257	20,411,021

TOTAL ELECTRIC UTILITIES		360,111,778

GAS UTILITIES – 5.5%
Gas Utilities – 5.5%
Atmos Energy Corp.	82,127	8,404,877
Chesapeake Utilities Corp.	11,498	1,065,175
National Fuel Gas Co.	54,394	3,220,669
New Jersey Resources Corp.	62,241	3,117,029
Northwest Natural Holding Co.	20,244	1,354,121
ONE Gas, Inc.	36,931	3,269,132
South Jersey Industries, Inc.	60,199	1,933,592
Southwest Gas Holdings, Inc.	37,273	3,100,741
Spire, Inc.	35,640	3,000,532
UGI Corp.	122,181	6,660,086

TOTAL GAS UTILITIES		35,125,954

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 4.5%
Independent Power Producers & Energy Traders – 3.7%
AES Corp.	465,466	7,968,778
Clearway Energy, Inc. Class A	24,313	373,691
Clearway Energy, Inc. Class C	51,506	817,400
NRG Energy, Inc.	203,766	8,389,046
Vistra Energy Corp.	230,441	6,279,518

		23,828,433

Renewable Electricity – 0.8%
NextEra Energy Partners LP	39,307	1,809,301
Ormat Technologies, Inc.	26,673	1,556,636

	Shares	Value
Pattern Energy Group, Inc. Class A	58,513	$1,352,821
TerraForm Power, Inc. Class A	43,979	596,355

		5,315,113

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		29,143,546

MULTI-UTILITIES – 29.9%
Multi-Utilities – 29.9%
Ameren Corp.	171,692	12,494,027
Avista Corp.	46,092	1,988,409
Black Hills Corp.	42,177	3,068,799
CenterPoint Energy, Inc.	352,238	10,919,378
CMS Energy Corp.	199,125	11,061,394
Consolidated Edison, Inc.	218,907	18,861,027
Dominion Energy, Inc.	528,429	41,148,766
DTE Energy Co.	127,859	16,073,155
MDU Resources Group, Inc.	130,922	3,423,610
NiSource, Inc.	261,416	7,262,136
NorthWestern Corp.	35,403	2,472,900
Public Service Enterprise Group, Inc.	355,231	21,189,529
Sempra Energy	192,330	24,608,624
Unitil Corp.	10,420	593,002
WEC Energy Group, Inc.	221,751	17,391,931

TOTAL MULTI-UTILITIES		192,556,687

WATER UTILITIES – 4.0%
Water Utilities – 4.0%
American States Water Co.	25,780	1,834,763
American Water Works Co., Inc.	126,924	13,731,907
Aqua America, Inc.	148,135	5,786,153
AquaVenture Holdings Ltd. (a)	8,613	167,523
California Water Service Group	33,846	1,705,500
Connecticut Water Service, Inc.	8,441	578,799
Middlesex Water Co.	11,563	670,538
SJW Group	16,331	1,013,502
The York Water Co.	9,056	308,176

TOTAL WATER UTILITIES		25,796,861

TOTAL COMMON STOCKS (Cost $586,912,778)		642,734,826

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.31% (b) (Cost $513,866)	513,866	513,866

TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $587,426,644)		643,248,692

NET OTHER ASSETS (LIABILITIES) – 0.0%		205,499

NET ASSETS – 100.0%		$643,454,191

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Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

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